Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2023

	Shares/ Principal	Fair Value
Common Stocks - 69.3%
Aerospace & Defense - 2.4%
General Dynamics Corp.	8,712	$1,925,091
RTX Corp.	37,028	2,664,905
		4,589,996
Air Freight & Logistics - 1.3%
United Parcel Service, Inc., Class B	16,373	2,552,060
Banks - 1.1%
JPMorgan Chase & Co.	14,249	2,066,390
Beverages - 1.3%
PepsiCo, Inc.	15,423	2,613,273
Biotechnology - 1.1%
AbbVie, Inc.	14,483	2,158,836
Building Products - 1.8%
Carlisle Cos., Inc.	6,112	1,584,597
Johnson Controls International PLC	36,615	1,948,284
		3,532,881
Capital Markets - 1.0%
Nasdaq, Inc.	38,674	1,879,170
Chemicals - 6.6%
Air Products and Chemicals, Inc.	12,578	3,564,605
Albemarle Corp.	7,897	1,342,806
Ecolab, Inc.	10,190	1,726,186
Linde PLC	14,175	5,278,062
Sherwin-Williams Co. (The)	3,684	939,604
		12,851,263
Commercial Services & Supplies - 1.2%
Cintas Corp.	4,784	2,301,152
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc. *	671	4
Consumer Staples Distribution & Retail - 2.1%
Target Corp.	16,775	1,854,812
Walmart, Inc.	14,385	2,300,593
		4,155,405
Electrical Equipment - 0.7%
nVent Electric PLC	26,760	1,418,012
Financial Services - 1.9%
Visa, Inc., Class A	15,895	3,656,009
Food Products - 1.8%
McCormick & Co., Inc.	23,502	1,777,691
Mondelez International, Inc., Class A	25,695	1,783,233
		3,560,924
Ground Transportation - 1.5%
JB Hunt Transport Services, Inc.	7,225	1,362,057
Norfolk Southern Corp.	7,507	1,478,353
		2,840,410
Health Care Equipment & Supplies - 6.9%
Abbott Laboratories	25,414	2,461,346
Becton Dickinson and Co.	14,086	3,641,653
Medtronic PLC	28,100	2,201,916
	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	18,347	$5,013,685
		13,318,600
Health Care Providers & Services - 2.4%
CVS Health Corp.	3,155	220,282
UnitedHealth Group, Inc.	8,759	4,416,200
		4,636,482
Hotels, Restaurants & Leisure - 1.9%
McDonald’s Corp.	10,563	2,782,717
Starbucks Corp.	8,800	803,176
		3,585,893
Household Products - 2.0%
Colgate-Palmolive Co.	20,145	1,432,511
Procter & Gamble Co. (The)	16,262	2,371,975
		3,804,486
Industrial Conglomerates - 1.6%
Honeywell International, Inc.	16,712	3,087,375
Insurance - 0.6%
Erie Indemnity Co., Class A	4,034	1,185,149
IT Services - 2.0%
Accenture PLC, Class A	12,671	3,891,391
Life Sciences Tools & Services - 2.1%
Danaher Corp.	5,141	1,275,482
West Pharmaceutical Services, Inc.	7,378	2,768,299
		4,043,781
Machinery - 1.3%
Donaldson Co., Inc.	13,466	803,112
Dover Corp.	12,801	1,785,868
		2,588,980
Oil, Gas & Consumable Fuels - 2.5%
Chevron Corp.	12,188	2,055,140
EOG Resources, Inc.	11,593	1,469,529
Exxon Mobil Corp.	11,998	1,410,725
		4,935,394
Pharmaceuticals - 1.7%
Johnson & Johnson	15,888	2,474,556
Pfizer, Inc.	27,052	897,315
		3,371,871
Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	21,562	3,775,291
Texas Instruments, Inc.	21,321	3,390,252
		7,165,543
Software - 9.6%
Microsoft Corp.	40,781	12,876,601
Roper Technologies, Inc.	11,756	5,693,195
		18,569,796
Specialty Retail - 2.7%
Lowe’s Cos., Inc.	13,424	2,790,044
Ross Stores, Inc.	21,388	2,415,775
		5,205,819

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	2,900	$496,509
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc., Class B	22,191	2,121,903
Trading Companies & Distributors - 1.1%
WW Grainger, Inc.	3,140	2,172,378
Total Common Stocks
(Cost - $62,171,033)		134,357,135
Corporate Bonds and Notes - 7.8%
Aerospace & Defense - 0.1%
Boeing Co. (The)
5.15%, 5/1/30	$150,000	143,425
3.65%, 3/1/47	100,000	65,806
		209,231
Agriculture - 0.2%
Altria Group, Inc., 3.40%, 5/6/30	100,000	85,502
Imperial Brands Finance PLC, 4.25%, 7/21/25(a)	200,000	192,664
Philip Morris International, Inc., 5.38%, 2/15/33	200,000	189,627
		467,793
Airlines - 0.1%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(a)	226,000	219,531
United Airlines 2020-1 Class B Pass-Through Trust, 4.88%, 1/15/26	32,325	31,113
		250,644
Banks - 2.2%
ABN AMRO Bank NV, 6.34%, (US 1 Year CMT T-Note + 1.65%), 9/18/27(a),(b)	200,000	199,588
Banco Santander SA, 2.75%, 12/3/30	200,000	149,055
Bank of America Corp.
3.50%, 4/19/26	500,000	472,129
2.59%, (SOFR + 2.15%), 4/29/31(b)	100,000	80,436
1.92%, (SOFR + 1.37%), 10/24/31(b)	200,000	150,989
BNP Paribas SA, 2.82%, (3 Month Term SOFR + 1.37%), 11/19/25(a),(b)	200,000	192,093
BPCE SA, 2.05%, (SOFR + 1.09%), 10/19/27(a),(b)	250,000	220,225
Citigroup, Inc.
2.57%, (SOFR + 2.11%), 6/3/31(b)	100,000	79,767
3.06%, (SOFR + 1.35%), 1/25/33(b)	200,000	158,149
Deutsche Bank AG/New York NY, 5.37%, 9/9/27	150,000	146,497
Goldman Sachs Group, Inc. (The)
1.95%, (SOFR + 0.91%), 10/21/27(b)	50,000	44,156
1.99%, (SOFR + 1.09%), 1/27/32(b)	300,000	225,239
	Shares/ Principal	Fair Value

Banks (continued)
2.38%, (SOFR + 1.25%), 7/21/32(b)	$200,000	$152,356
HSBC Holdings PLC
0.98%, (SOFR + 0.71%), 5/24/25(b)	200,000	192,690
1.59%, (SOFR + 1.29%), 5/24/27(b)	200,000	176,710
JPMorgan Chase & Co., 4.49%, (3 Month Term SOFR + 3.79%), 3/24/31(b)	400,000	366,410
Mitsubishi UFJ Financial Group, Inc., 5.06%, (US 1 Year CMT T-Note + 1.55%), 9/12/25(b)	200,000	197,830
Mizuho Financial Group, Inc., 5.78%, (US 1 Year CMT T-Note + 1.65%), 7/6/29(b)	200,000	197,367
Morgan Stanley, 2.24%, (SOFR + 1.18%), 7/21/32(b)	500,000	377,339
Nordea Bank Abp, 4.75%, 9/22/25(a)	200,000	195,805
Societe Generale SA, 1.79%, (US 1 Year CMT T-Note + 1.00%), 6/9/27(a),(b)	200,000	176,323
US Bancorp, 5.73%, (SOFR + 1.43%), 10/21/26(b)	100,000	99,176
Wells Fargo & Co., 4.54%, (SOFR + 1.56%), 8/15/26(b)	100,000	97,134
		4,347,463
Beverages - 0.0%†
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	100,000	91,682
Biotechnology - 0.3%
Amgen, Inc., 5.25%, 3/2/33	100,000	95,613
Biogen, Inc., 2.25%, 5/1/30	100,000	79,931
CSL Finance PLC, 4.25%, 4/27/32(a)	150,000	135,790
Royalty Pharma PLC, 2.15%, 9/2/31	300,000	224,557
		535,891
Computers - 0.0%†
Apple, Inc., 2.65%, 5/11/50	100,000	61,172
Cosmetics & Personal Care - 0.2%
Estee Lauder Cos., Inc. (The), 4.65%, 5/15/33	150,000	140,129
Kenvue, Inc., 5.05%, 3/22/28(a)	150,000	148,040
		288,169
Diversified Finanancial Services - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	150,000	116,142
Electric - 1.2%
Comision Federal de Electricidad, 3.35%, 2/9/31(a)	200,000	155,932
Constellation Energy Generation LLC, 6.13%, 1/15/34	50,000	49,939
Dominion Energy, Inc., 3.38%, 4/1/30	100,000	86,045
DTE Energy Co., 4.88%, 6/1/28	150,000	144,989

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Electric (continued)
Duke Energy Carolinas LLC, 6.10%, 6/1/37	$100,000	$99,286
Duke Energy Corp., 3.75%, 9/1/46	100,000	69,048
Duke Energy Ohio, Inc., 5.25%, 4/1/33	50,000	48,283
EDP Finance BV, 1.71%, 1/24/28(a)	200,000	168,712
Electricite de France SA, 5.70%, 5/23/28(a)	200,000	198,084
Enel Finance International NV, 3.50%, 4/6/28(a)	200,000	179,735
Exelon Corp., 4.05%, 4/15/30	200,000	180,039
Florida Power & Light Co., 4.63%, 5/15/30	100,000	95,424
Korea Electric Power Corp., 5.38%, 4/6/26(a)	200,000	199,010
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	50,000	50,079
PacifiCorp, 6.10%, 8/1/36	100,000	98,592
Southern Co. (The), 3.70%, 4/30/30	50,000	44,301
Vistra Operations Co. LLC, 4.30%, 7/15/29(a)	300,000	262,358
Xcel Energy, Inc., 5.45%, 8/15/33	150,000	143,192
		2,273,048
Food - 0.1%
Hershey Co. (The), 4.50%, 5/4/33	100,000	94,374
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.63%, 1/15/32	200,000	159,183
		253,557
Healthcare-Products - 0.3%
Baxter International, Inc., 2.54%, 2/1/32	200,000	154,929
GE Healthcare Technologies, Inc., 5.60%, 11/15/25	100,000	99,433
Revvity, Inc., 2.25%, 9/15/31	200,000	152,195
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	100,000	81,118
		487,675
Healthcare-Services - 0.3%
Centene Corp., 3.00%, 10/15/30	100,000	80,661
DaVita, Inc., 4.63%, 6/1/30(a)	100,000	82,117
Elevance Health, Inc., 4.65%, 1/15/43	100,000	83,877
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	93,662
Quest Diagnostics, Inc., 2.80%, 6/30/31	245,000	201,357
UnitedHealth Group, Inc., 3.05%, 5/15/41	100,000	70,506
		612,180
Insurance - 0.4%
AIA Group Ltd., 4.95%, 4/4/33(a)	200,000	190,038
Arch Capital Group Ltd., 3.64%, 6/30/50	200,000	134,441
	Shares/ Principal	Fair Value

Insurance (continued)
Arthur J Gallagher & Co., 3.05%, 3/9/52	$200,000	$115,710
Corebridge Financial, Inc., 6.05%, 9/15/33(a)	150,000	145,819
Metropolitan Life Global Funding I, 4.30%, 8/25/29(a)	150,000	140,298
		726,306
Internet - 0.1%
Meta Platforms, Inc., 4.95%, 5/15/33	150,000	143,798
Lodging - 0.1%
Studio City Finance Ltd., 5.00%, 1/15/29(a)	200,000	150,591
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.80%, 4/1/31	200,000	156,105
Comcast Corp., 4.80%, 5/15/33	100,000	93,854
Fox Corp., 3.50%, 4/8/30	200,000	173,427
Time Warner Cable LLC, 6.75%, 6/15/39	100,000	91,506
		514,892
Miscellaneous Manufacturing - 0.0%†
Eaton Corp., 4.15%, 3/15/33	100,000	90,425
Multi-National - 0.2%
African Export-Import Bank (The), 3.99%, 9/21/29(a)	200,000	163,920
Banque Ouest Africaine de Developpement, 5.00%, 7/27/27(a)	200,000	177,213
		341,133
Oil & Gas - 0.4%
Aker BP ASA, 4.00%, 1/15/31(a)	200,000	171,830
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	50,000	46,888
BP Capital Markets America, Inc., 4.89%, 9/11/33	200,000	187,842
CITGO Petroleum Corp.
6.38%, 6/15/26(a)	50,000	49,379
8.38%, 1/15/29(a)	100,000	99,815
Petroleos Mexicanos, 6.63%, 6/15/35	80,000	53,590
Phillips 66, 2.15%, 12/15/30	100,000	78,758
		688,102
Packaging & Containers - 0.0%†
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	40,375
Pharmaceuticals - 0.2%
Bayer US Finance II LLC, 4.38%, 12/15/28(a)	100,000	93,357

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
CVS Health Corp.
5.30%, 6/1/33	$100,000	$94,869
4.78%, 3/25/38	100,000	86,119
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	100,000	94,738
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/29	100,000	90,400
		459,483
Pipelines - 0.3%
Energy Transfer LP
4.75%, 1/15/26	100,000	97,309
4.95%, 5/15/28	100,000	95,831
Enterprise Products Operating LLC, 3.13%, 7/31/29	100,000	87,870
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	200,000	194,050
TransCanada PipeLines Ltd., 4.25%, 5/15/28	100,000	93,703
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	43,113
		611,876
REITS - 0.3%
Healthcare Realty Holdings LP, 2.00%, 3/15/31	300,000	224,937
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	100,000	62,467
Simon Property Group LP, 3.25%, 9/13/49	200,000	123,717
VICI Properties LP / VICI Note Co., Inc., 4.50%, 9/1/26(a)	100,000	93,949
		505,070
Retail - 0.1%
Target Corp., 2.95%, 1/15/52	200,000	121,876
Software - 0.1%
Fiserv, Inc., 2.65%, 6/1/30	150,000	123,413
Telecommunications - 0.3%
AT&T, Inc., 2.55%, 12/1/33	250,000	183,661
T-Mobile USA, Inc.
3.88%, 4/15/30	200,000	177,299
3.30%, 2/15/51	100,000	62,527
Verizon Communications, Inc., 2.36%, 3/15/32	150,000	114,437
		537,924
Transportation - 0.0%†
CSX Corp., 4.10%, 3/15/44	100,000	78,512
Total Corporate Bonds and Notes
(Cost - $17,099,914)		15,128,423
	Shares/ Principal	Fair Value
U.S. Treasury Securities and Agency Bonds - 7.2%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	$140,000	$97,829
U.S. Treasury Bond
1.13%, 5/15/40	$155,000	88,871
1.13%, 8/15/40	875,000	496,802
1.75%, 8/15/41	1,320,000	821,391
3.88%, 2/15/43	85,000	73,910
2.50%, 5/15/46††	915,000	612,192
2.25%, 8/15/46	795,000	503,490
2.75%, 8/15/47	150,000	104,560
2.75%, 11/15/47	319,000	222,166
3.13%, 5/15/48	100,000	74,781
3.00%, 8/15/48	330,000	240,861
2.88%, 5/15/49	100,000	71,227
1.25%, 5/15/50	980,000	461,442
2.38%, 5/15/51	275,000	174,174
1.88%, 11/15/51	580,000	322,784
3.63%, 5/15/53	135,000	111,649
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/26	623,962	593,276
U.S. Treasury Note
3.88%, 3/31/25	935,000	916,482
0.38%, 12/31/25	900,000	813,691
1.88%, 2/28/27	1,580,000	1,438,170
2.75%, 4/30/27	2,200,000	2,057,516
3.25%, 6/30/27	1,400,000	1,330,383
3.13%, 8/31/27	1,520,000	1,434,797
3.63%, 3/31/28	415,000	397,930
4.38%, 8/31/28	500,000	495,117
1.88%, 2/15/32	35,000	28,435
Total U.S. Treasury Securities and Agency Bonds
(Cost - $16,083,240)		13,983,926
Agency Mortgage Backed Securities - 6.1%
Federal Home Loan Mortgage Corporation - 3.3%
Freddie Mac Pool
2.50%, 10/1/51	550,482	438,682
2.00%, 1/1/52	601,396	457,405
2.00%, 3/1/52	668,605	508,708
2.00%, 4/1/52	1,488,851	1,132,664
2.50%, 5/1/52	933,794	741,637
4.00%, 8/1/52	749,306	668,054
4.50%, 8/1/52	2,638,810	2,422,558
		6,369,708
Federal National Mortgage Association - 2.6%
Fannie Mae or Freddie Mac
3.50%, 10/1/53(c)	550,000	473,086
4.00%, 10/1/53(c)	530,000	471,948
5.00%, 10/1/53(c)	680,000	641,537

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
5.50%, 10/1/53(c)	$1,000,000	$966,563
6.00%, 10/1/53(c)	500,000	493,516
Fannie Mae Pool
3.00%, 11/1/48	227,637	191,726
3.00%, 11/1/51	539,912	447,726
2.50%, 4/1/52	221,876	176,196
3.50%, 12/1/52	531,002	458,639
Freddie Mac Pool, 3.00%, 2/1/52	744,633	619,140
		4,940,077
Government National Mortgage Association - 0.2%
Ginnie Mae II Pool
2.00%, 7/20/52	297,057	234,614
2.50%, 7/20/52	291,437	238,861
		473,475
Total Agency Mortgage Backed Securities
(Cost - $12,722,227)		11,783,260
Asset Backed and Commercial Backed Securities - 2.9%
Antares CLO 2018-1 Ltd., 7.24%, (3 Month Term SOFR + 1.91%), 4/20/31 (a),(b)	250,000	246,151
Benchmark 2023-V3 Mortgage Trust, 6.36%, 7/15/56 (d)	20,000	20,177
BRAVO Residential Funding Trust 2019-1, 3.50%, 3/25/58 (a)	11,648	11,385
BRAVO Residential Funding Trust 2019-NQM2, 3.50%, 10/25/44 (a),(d)	51,838	46,229
BX 2021-LBA3 Mortgage Trust, 6.35%, (1 Month Term SOFR + 1.01%), 10/15/36 (a),(b)	130,000	126,308
BX Commercial Mortgage Trust 2021-VOLT, 6.40%, (1 Month Term SOFR + 1.06%), 9/15/36 (a),(b)	130,000	125,649
BX Trust 2022-IND, 6.82%, (1 Month Term SOFR + 1.49%), 4/15/37 (a),(b)	176,470	174,414
Carlyle Direct Lending CLO 2015-1R LLC, 7.77%, (3 Month Term SOFR + 2.46%), 10/15/31 (a),(b)	250,000	242,751
CIFC Funding 2022-II Ltd., 6.64%, (3 Month Term SOFR + 1.32%), 4/19/35 (a),(b)	310,000	307,883
CIM Trust 2018-INV1, 4.00%, 8/25/48 (a),(d)	18,480	16,166
CIM Trust 2019-INV1, 4.00%, 2/25/49 (a),(d)	11,411	10,598
	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
COLT 2022-4 Mortgage Loan Trust, 4.30%, 3/25/67 (a),(d)	$87,009	$78,165
Dryden 97 CLO Ltd., 6.63%, (3 Month Term SOFR + 1.30%), 4/20/35 (a),(b)	250,000	246,526
Eleven Madison Trust 2015-11MD Mortgage Trust, 3.67%, 9/10/35 (a),(d)	250,000	218,284
Ellington CLO III Ltd., 7.24%, (3 Month Term SOFR + 1.91%), 7/20/30 (a),(b)	191,066	190,816
Fannie Mae Connecticut Avenue Securities
10.68%, (SOFR + 5.36%), 10/25/23(b)	42,905	43,000
9.83%, (SOFR + 4.51%), 1/25/24(b)	70,411	71,082
8.03%, (SOFR + 2.71%), 5/25/24(b)	51,777	52,151
8.33%, (SOFR + 3.01%), 7/25/24(b)	33,600	33,986
10.73%, (SOFR + 5.41%), 10/25/28(b)	141,922	149,951
FirstKey Homes 2020-SFR2 Trust, 1.27%, 10/19/37 (a)	147,413	133,698
Freddie Mac STACR REMIC Trust 2022-DNA3, 7.31%, (SOFR + 2.00%), 4/25/42 (a),(b)	76,615	77,158
Freddie Mac Structured Agency Credit Risk Debt Notes, 10.58%, (SOFR + 5.26%), 11/25/28 (b)	88,423	93,628
Home Partners of America 2021-3 Trust, 2.65%, 1/17/41 (a)	73,649	60,155
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (a)	202,157	176,449
JP Morgan Mortgage Trust, 2.50%, 6/25/52 (a),(d)	99,056	81,954
JP Morgan Mortgage Trust 2021-13, 2.50%, 4/25/52 (a),(d)	202,735	167,732
JP Morgan Mortgage Trust 2021-14, 2.50%, 5/25/52 (a),(d)	153,396	126,912
Mill City Mortgage Loan Trust 2018-4, 3.50%, 4/25/66 (a),(d)	81,689	76,915
Neuberger Berman Loan Advisers CLO 27 Ltd., 6.67%, (3 Month Term SOFR + 1.36%), 1/15/30 (a),(b)	649,000	641,466
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)	260,000	223,935
OBX 2021-J3 Trust, 2.50%, 10/25/51 (a),(d)	77,651	64,729
Octagon Investment Partners 35 Ltd., 6.69%, (3 Month Term SOFR + 1.36%), 1/20/31 (a),(b)	500,000	491,690

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Provident Funding Mortgage Trust 2019-1, 3.00%, 12/25/49 (a),(d)	$22,797	$18,649
Provident Funding Mortgage Trust 2021-J1, 2.50%, 10/25/51 (a),(d)	139,899	117,743
PSMC 2021-3 Trust, 2.50%, 8/25/51 (a),(d)	260,460	215,490
Strata CLO I Ltd., 7.77%, (3 Month Term SOFR + 2.46%), 1/15/31 (a),(b)	200,000	199,559
TICP CLO VI Ltd., 6.69%, (3 Month Term SOFR + 1.38%), 1/15/34 (a),(b)	300,000	298,363
Towd Point Mortgage Trust 2017-1, 2.75%, 10/25/56 (a),(d)	5,955	5,883
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(d)	5,307	5,263
Towd Point Mortgage Trust 2017-3, 2.75%, 7/25/57 (a),(d)	15,152	14,760
Total Asset Backed and Commercial Backed Securities
(Cost - $6,061,978)		5,703,803
Mutual Funds - 0.8%
Debt Funds - 0.8%
Franklin Floating Rate Daily Access Fund (Cost - $1,495,000)	198,803	1,532,773
Municipal Bonds - 0.4%
California Health Facilities Financing Authority, 2.93%, 6/1/32	45,000	37,367
City of Salt Lake City UT Sales and Excise Tax Revenue, 3.10%, 4/1/38	40,000	30,228
Golden State Tobacco Securitization Corp., 3.85%, 6/1/50	275,000	249,440
Greenville City School District, 3.54%, 1/1/51	110,000	76,633
Massachusetts School Building Authority, 3.40%, 10/15/40	85,000	64,510
Regents of The University of California Medical Center Pooled Revenue, 4.56%, 5/15/53	100,000	84,336
San Bernardino Community College District
2.69%, 8/1/41	250,000	166,741
2.86%, 8/1/49	150,000	90,160
Texas State University System, 2.94%, 3/15/33	35,000	29,003
Total Municipal Bonds
(Cost - $1,081,747)		828,418
	Shares/ Principal	Fair Value
Sovereign Debts - 0.3%
Colombia Government International Bond, 5.00%, 6/15/45	$200,000	$131,624
Panama Government International Bond, 3.75%, 4/17/26 (a)	70,000	63,645
Peruvian Government International Bond, 2.78%, 1/23/31	200,000	164,294
Romanian Government International Bond, 6.13%, 1/22/44 (a)	130,000	115,983
Total Sovereign Debts
(Cost - $653,126)		475,546
Term Loans - 0.0%†
CSC Holdings LLC, 9.83%, 1/18/28	35,716	33,781
Osmosis Buyer Ltd., 9.08%, 7/31/28	18	18
Total Term Loans
(Cost - $35,675)		33,799
Preferred Stocks - 0.0%†
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc., 0.00% (Cost - $2,145)*	1,589	–
Short-Term Investments - 6.3%
Money Market Funds - 6.3%
Dreyfus Government Cash Management, 5.22%(e)	6,431,774	6,431,774
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.23%(e)	5,808,455	5,808,455
Total Short-Term Investments
(Cost - $12,240,229)		12,240,229
Total Investments - 101.1%
(Cost - $129,646,314)		$196,067,312
Other Assets Less Liabilities - Net (1.1)%		(2,149,979)
Total Net Assets - 100.0%		$193,917,333

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

*	Non-income producing security.
†	Represents less than 0.05%.
††	A portion of this investment is held as collateral for derivative investments.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2023, these securities amounted to $9,821,672 or 5.1% of net assets.
(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	The rate shown is the annualized seven-day yield at period end.
CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	29	12/29/2023	$5,878,617	$(13,036)
U.S. 5 Year Note Future	J. P. Morgan Securities LLC	12	12/29/2023	1,264,313	(7,755)
U.S. Long Bond Future	J. P. Morgan Securities LLC	1	12/19/2023	113,781	(4,688)

					(25,479)
Short Futures Contracts
MSCI EAFE Future	Goldman Sachs & Co.	9	12/15/2023	918,675	(1,135)
S&P 500 E-Mini Future	Goldman Sachs & Co.	28	12/15/2023	6,055,700	(7,963)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	2	12/15/2023	504,080	(1,130)
U.S. 10 Year Ultra Future	J. P. Morgan Securities LLC	12	12/19/2023	1,338,750	30,145
U.S. Ultra Bond Future	J. P. Morgan Securities LLC	1	12/19/2023	118,688	5,969

					25,886

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$407

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	At Maturity	SOFR	1.924%	08/12/27	500,000	$47,286	$41	$47,245
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$47,286	$41	$47,245

† Unless otherwise indicated, notional amount is shown in USD.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	MCDX.NA.31	Quarterly	Buy	1.00%	–	NR	12/20/23	$1,050,000	$1,481	$465	$1,016
Citibank NA	Carnival Corp.	Quarterly	Buy	1.00%	–	B-	06/21/27	200,000	(25,689)	(26,967)	1,278
Citibank NA	CDX.EM.38	Quarterly	Sell		1.00%	NR	12/20/27	285,000	10,811	19,209	(8,398)
Citibank NA	CDX.NA.HY.40	Quarterly	Sell		5.00%	NR	06/20/28	305,000	(5,061)	33	(5,094)
Citibank NA	CDX.NA.HY.40	Quarterly	Sell		5.00%	NR	06/20/28	200,000	(3,440)	(2,543)	(897)
Citibank NA	CDX.NA.HY.40	Quarterly	Sell		5.00%	NR	06/20/28	170,000	(2,821)	(3,893)	1,072
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON CREDIT DEFAULT SWAPS									$(24,719)	$(13,696)	$(11,023)

*	Credit ratings for the underlying securities in the index are assigned based on the higher ratings of either Moody’s or S&P. If both are unrated, then Fitch is used. If all three agencies are unrated, a credit rating is assigned using an internal credit analyst rating.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

NR	-	Not Rated

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
10/10/23	JP Morgan Chase Bank	17,000,000	JPY	119,484	USD	$(5,350)
02/26/24	JP Morgan Chase Bank	280,299	USD	256,000	EUR	7,276
02/26/24	JP Morgan Chase Bank	247,000	EUR	261,380	USD	2,044
TOTAL NET UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$3,970

EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar